Summary of Significant Accounting Policies - Summary of Change in Contract Liability with Customers (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Change In Contract Liability With Customers [Line Items]
Beginning balance	$ 96	$ 369
Ending balance	109	96	$ 369
Product [Member]
Disclosure In Tabular Form Of Change In Contract Liability With Customers [Line Items]
Beginning balance	96	17
Revenue recognized	(130)	(186)	(12)
Revenue deferred	143	265	29
Ending balance	$ 109	96	17
Collaboration [Member]
Disclosure In Tabular Form Of Change In Contract Liability With Customers [Line Items]
Beginning balance		352	3,819
Revenue recognized		$ (352)	(3,928)
Revenue deferred			461
Ending balance			$ 352